Summary of Organization and Significant Accounting policies - Intangible Assets by Type and in Total (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 20,720	$ 17,340
Accumulated Amortization	$ (4,851)	(3,073)	(2,193)
Net Carrying Amount		17,647	15,147
Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		10,357	10,430
Accumulated Amortization		(2,031)	(1,604)
Net Carrying Amount		8,326	8,826
Reserve Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		9,094	5,890
Accumulated Amortization		(540)	(221)
Net Carrying Amount		8,554	5,669
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,020	1,020
Accumulated Amortization		(470)	(368)
Net Carrying Amount		550	$ 652
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		249
Accumulated Amortization		(32)
Net Carrying Amount		$ 217